Selling and Marketing Expenses (Details) - Schedule of Selling and Marketing Expenses - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Selling and Marketing Expenses [Line Items]
Total	$ 5,651,505	$ 4,875,650	$ 5,813,307
Staff costs and employee benefits [Member]
Selling and Marketing Expenses [Line Items]
Total	1,060,564	964,698	938,048
Consultancy fee [Member]
Selling and Marketing Expenses [Line Items]
Total	2,597,503	1,888,128	2,424,088
Transportation and handling [Member]
Selling and Marketing Expenses [Line Items]
Total	1,178,114	1,468,035	2,074,255
Advertisement expenses [Member]
Selling and Marketing Expenses [Line Items]
Total	19,118	18,361	3,154
Depreciation and amortization [Member]
Selling and Marketing Expenses [Line Items]
Total	3,206	3,227	3,530
Other [Member]
Selling and Marketing Expenses [Line Items]
Total	$ 793,000	$ 533,201	$ 370,232